Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of income tax expense
($ in millions) 2022 2021 2020
Current taxes

1,101 1,346 776
Deferred taxes

(344) (289) (280)
Income tax expense allocated

to continuing operations

757 1,057 496
Income tax expense

(benefit) allocated to discontinued

operations

(5) (1) 322

Effective tax rate for the year
($ in millions, except % data) 2022 2021 2020
Income from continuing

operations before

income taxes
3,394 5,787 841
Weighted-average global

tax rate
23.6% 23.7% 22.9%
Income taxes at weighted-average

tax rate

800 1,371 193
Items taxed at rates other

than the weighted-average

tax rate

127 176 3
Unrecognized tax benefits (83) 151 (38)
Changes in valuation

allowance, net

(195) (95) 29
Effects of changes in tax laws

and enacted tax rates

(19) 1 23
Non-deductible / non-taxable

items
97 (542) 232
Other, net

30 (5) 54
Income tax expense

from continuing operations
757 1,057 496
Effective tax rate for

the year
22.3% 18.3% 59.0%

Components of deferred income tax assets and liabilities from continued operations
December 31, ($ in millions) 2022 2021
Deferred tax assets:
Unused tax losses and

credits

462 551
Provisions and other accrued

liabilities

756 757
Other current assets including

receivables
100 104
Pension

283 338
Inventories

304 266
Intangible assets 1,154 1,135
Other

66 57
Total gross deferred tax asset 3,125 3,208
Valuation allowance

(1,000) (1,263)
Total gross deferred tax asset, net

of valuation allowance
2,125 1,945
Deferred tax liabilities:
Property, plant and equipment

(232) (245)
Intangible assets (237) (281)
Other assets (91) (107)
Pension (318) (302)
Other liabilities

(200) (175)
Inventories

(44) (35)
Unremitted earnings of

subsidiaries
(336) (308)
Total gross deferred tax liability (1,458) (1,453)
Net deferred tax asset

(liability
) 667 492
Included in:
“Deferred taxes”—non-current

assets
1,396 1,177
“Deferred taxes”—non-current

liabilities
(729) (685)
Net deferred tax asset

(liability)
667 492

Unrecognized tax benefits
Penalties and
interest
related to
Unrecognized unrecognized
($ in millions) tax benefits tax benefits Total
Classification as unrecognized

tax items on January

1, 2020
1,106 233 1,339
Net change due to acquisitions

and divestments

1 — 1
Increase relating to prior

year tax positions

298 96 394
Decrease relating to prior

year tax positions

(161) (57) (218)
Increase relating to current

year tax positions

390 5 395
Decrease due to settlements

with tax authorities

(340) (75) (415)
Decrease as a result of

the applicable statute of

limitations

(59) (16) (75)
Exchange rate differences

63 6 69
Balance at December 31,

2020, which would,

if recognized, affect
the effective tax rate 1,298 192 1,490
Net change due to acquisitions

and divestments

16 (6) 10
Increase relating to prior

year tax positions

240 58 298
Decrease relating to prior

year tax positions

(42) (3) (45)
Increase relating to current

year tax positions

98 7 105
Decrease due to settlements

with tax authorities

(175) (20) (195)
Decrease as a result of

the applicable statute of

limitations

(72) (22) (94)
Exchange rate differences

(41) (7) (48)
Balance at December 31,

2021, which would,

if recognized, affect
the effective tax rate 1,322 199 1,521
Increase relating to prior

year tax positions

26 36 62
Decrease relating to prior

year tax positions

(98) (12) (110)
Increase relating to current

year tax positions

80 4 84
Decrease due to settlements

with tax authorities

(31) (14) (45)
Decrease as a result of

the applicable statute of

limitations

(71) (23) (94)
Exchange rate differences

(58) (10) (68)
Balance at December 31,

2022, which would,

if recognized, affect
the effective tax rate 1,170 180 1,350

Open tax years subject to examination	Region Year Europe 2015 United States 2019 Rest of Americas 2018 China 2013 Rest of Asia, Middle East and Africa 2017